Provisions - Additional Information (Details) kr in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2018 SEK (kr)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Other provisions		€ 130.6	€ 140.8
Utilization of provision		13.5
Unwinding of discounting		0.6
Increase (decrease) through net exchange differences, other provisions		(4.3)
Additional provisions, other provisions		1.2
Unused provision reversed, other provisions		1.0
Acquisitions through business combinations, other provisions		6.8
Restructuring
Disclosure of other provisions [line items]
Other provisions		€ 15.7	26.3
Estimated completion of activities	12 months	12 months
Utilization of provision		€ 10.5
Unwinding of discounting		0.0
Increase (decrease) through net exchange differences, other provisions		0.0
Additional provisions, other provisions		0.0
Unused provision reversed, other provisions		0.1
Acquisitions through business combinations, other provisions		0.0
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions		10.2	10.2
Utilization of provision		0.0
Unwinding of discounting		0.0
Increase (decrease) through net exchange differences, other provisions		0.0
Additional provisions, other provisions		0.0
Unused provision reversed, other provisions		0.0
Acquisitions through business combinations, other provisions		0.0
Contingent consideration
Disclosure of other provisions [line items]
Other provisions		10.6	10.4
Utilization of provision		0.0
Unwinding of discounting		0.2
Increase (decrease) through net exchange differences, other provisions		0.0
Additional provisions, other provisions		0.0
Unused provision reversed, other provisions		0.0
Acquisitions through business combinations, other provisions		0.0
Other
Disclosure of other provisions [line items]
Other provisions		24.8	18.5
Utilization of provision		0.8
Unwinding of discounting		0.0
Increase (decrease) through net exchange differences, other provisions		0.0
Additional provisions, other provisions		1.2
Unused provision reversed, other provisions		0.9
Acquisitions through business combinations, other provisions		6.8
Miscellaneous other provisions, professional fees related to tax investigations and other obligations
Disclosure of other provisions [line items]
Other provisions		2.6	2.7
Italy | Other
Disclosure of other provisions [line items]
Other provisions		5.8	5.6
Bjuv Facility | Sweden | Onerous contracts - leases
Disclosure of other provisions [line items]
Other provisions		66.9	72.5
Bjuv Facility | Sweden | Onerous contracts - service contracts
Disclosure of other provisions [line items]
Other provisions		2.4	2.9
La Cocinera | Contingent consideration
Disclosure of other provisions [line items]
Other provisions		9.1	8.9
Lutosa | Contingent consideration
Disclosure of other provisions [line items]
Other provisions		1.5	1.5
Findus | Contingent consideration
Disclosure of other provisions [line items]
Unwinding of discounting		0.2
Findus | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions		3.1	€ 3.1
Goodfella's Pizza [Member] | IRELAND | Other
Disclosure of other provisions [line items]
Other provisions		5.4
Foodhills AB | Bjuv Facility | Sweden
Disclosure of other provisions [line items]
Purchase agreement	kr 85,000	8.6
Cash to be received	kr 72,250	€ 7.2